Note 13: Common Stock: Schedule of Common Stock Outstanding Roll Forward (Tables)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Tables/Schedules
Schedule of Common Stock Outstanding Roll Forward
December 31, 2015
Authorized:	400,000,000 preferred shares
2,000,000,000 common shares

Issued and outstanding:	177,407,091 common shares

December 31, 2014
Authorized:	400,000,000 preferred shares
2,000,000,000 common shares

Issued and outstanding:	129,941,970 common shares